Private Placement (Details) - CIK 001836707 SBEA Merger Sub LLC - USD ($)		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)	34,500,000
Excess of cash received over fair value of Private Placement Warrants:		$ 1,570,109
Public Warrants
Private Placement (Details) [Line Items]
Warrants outstanding (in shares)		11,500,000
Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)		6,266,667
Purchase price		$ 1.50
Warrant [Member] | Public Warrants
Private Placement (Details) [Line Items]
Common stock at a price		$ 11.50
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)	4,500,000
Aggregate purchase price exercised (in Dollars)		$ 9,400,000
Private Placement [Member] | Public Warrants
Private Placement (Details) [Line Items]
Warrants outstanding (in shares)		6,266,667
Number of shares issuable per warrant		1
Fair value amount of warrants		$ 8,800,000
Excess of cash received over fair value of Private Placement Warrants:		$ 1,600,000